Provisions (Details) - Schedule of Changes in Provisions	12 Months Ended
Sep. 30, 2023 CAD ($)
Schedule of Changes in Provisions [Abstract]
Balance, as at September 30, 2022
Balance, as at September 30, 2023	878,144
New provisions	1,652,216
Revision of estimations	(287,021)
Provisions utilized	$ (487,051)